Equity - Schedule of Shareholder List Other (Detail) - shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of shares outstanding	512,406,760,091	512,406,760,091	512,406,760,091	512,406,760,091
Shares In Custody [Member]
Disclosure of transactions between related parties [line items]
Number of shares outstanding	36,000,000